UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Income Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

COMMON STOCKS - 89.17%

Agricultural Chemicals - 5.76%
1,000	CF Industries Holdings, Inc.	$ 103,620
4,400	Syngenta AG ADR	257,444
		361,064
Agricultural Production-Crops - 1.74%
3,000	Fresh Del Monte Produce, Inc. *	109,200

Aparel & Other Finished Products of Fabric & Similar Material - 1.59%
2,500	Gymboree Corp. *	99,700

Arrangement of Transportation of Freight & Cargo - 1.73%
3,300	Hub Group, Inc. *	108,537

Chemicals & Allied Products - 6.92%
3,000	Arch Chemicals, Inc.	111,780
5,800	FMC Corp.	321,842
		433,622
Crude Petroleum & Natural Gas - 10.21%
4,000	Mariner Energy, Inc. *	108,040
2,500	Questar Corp.	141,400
2,200	Range Resources Corp.	139,590
4,400	Southwestern Energy Co. *	148,236
3,000	W&T Offshore, Inc.	102,330
		639,596
Electric Services - 1.70%
1,750	CPFL Energy, Inc.	106,715

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.30%
2,800	Emerson Electric Co.	144,088

Fabricated Plate Work (Boiler Shops) - 1.78%
3,300	Chart Industries, Inc. *	111,672

Farm Machinery & Equipment - 1.80%
1,100	Lindsay Corp.	112,717

Food & Kinder Products - 1.78%
3,300	Unilever PLC	111,276

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.74%
3,900	Hasbro, Inc.	108,810

Industrial Inorganic Chemicals - 1.62%
1,100	Air Products & Chemicals, Inc.	101,200

Industrial Organic Chemicals - 1.81%
1,500	Newmarket Corp.	113,175

Metalworking Machinery & Equipment - 2.09%
1,250	SPX Corp.	131,125

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.79%
3,600	Amcol International Corp.	112,428

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.77%
1,700	Joy Global, Inc.	110,772

Natural Gas Transmission & Distribution - 1.88%
2,000	Equitable Resources, Inc.	117,800

Oil Royalty Traders - 2.37%
6,700	Permian Basin Royalty Trust	148,405

Paperboard Containers & Boxes - 1.74%
1,600	Greif, Inc.	108,688

Perfumes, Cosmetics & Other Toilet Preparations - 1.74%
1,400	Colgate Palmolive Co.	109,074

Primary Production of Aluminum - 1.90%
1,800	Century Aluminum Co. *	119,232

Radio Telephone Communications - 1.79%
4,300	Chnghwa Telecom Co. Ltd.	111,886

Railroad Equipment - 1.80%
3,000	Wabtec Corp.	112,980

Railroads, Line-Haul Operating - 2.06%
2,300	CSX Corp.	128,961

Retail-Building Materials, Hardware, Garden Supply - 1.76%
2,400	Fastenal Co.	110,232

Retail-Drug Stores & Proprietary Stores - 1.75%
2,700	CVS Caremark Corp.	109,377

Retail-Family Clothing Stores - 3.38%
2,300	Buckle, Inc.	102,879
3,300	TJX Companies, Inc.	109,131
		212,010
Retail-Variety Stores - 1.71%
4,800	Big Lots, Inc. *	107,040

Services-Computer Integrated Systems Design - 1.67%
3,100	Micros Systems, Inc. *	104,346

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.82%
2,100	Church & Dwight Co., Inc.	113,904

Steel Works, Blast Furances & Rolling Mills (Coke Ovens) - 5.95%
2,800	AK Steel Holding Corp.	152,376
3,100	Companhia siderurgica Nacional *	111,569
3,300	Steel Dynamics, Inc. *	109,032
		372,977
Trucking (No Local) - 1.71%
3,400	Hunt J.B. Transport Services, Inc.	106,862

Water Transportation - 2.46%
2,700	Kirby Corp. *	153,900

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.74%
2,300	Herbalife Ltd.	109,250

Wholesale-Miscellaneous Durable Goods - 1.80%
4,100	Sims Group Ltd.	112,832

TOTAL FOR COMMON STOCKS (Cost $5,423,258) - 89.17%		$ 5,585,453

TOTAL INVESTMENTS (Cost $5,423,258) - 89.17%		$ 5,585,453

OTHER ASSETS LESS LIABILITIES - 10.83%		678,189

NET ASSETS - 100.00%		$ 6,263,642

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Income Fund
1. SECURITY TRANSACTIONS
At March 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,423,258 amounted to $162,195, which consisted of aggregate gross unrealized appreciation of
$267,935 and aggregate gross unrealized depreciation of $105,739.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

COMMON STOCKS - 88.39%

Agricultural Chemicals - 4.52%
2,500	Syngenta AG ADR	$ 146,275

Arrangement of Transportation of Freight & Cargo - 1.93%
1,900	Hub Group, Inc. *	62,491

Chemicals & Allied Products - 1.89%
1,100	FMC Corp.	61,039

Computer Storage Devices - 2.84%
3,400	Western Digital Corp. *	91,936

Crude Petroleum & Natural Gas - 10.52%
600	Brazilian Petroleum Corp.	61,266
2,300	Mariner Energy, Inc. *	62,123
1,200	Range Resources Corp.	76,140
2,400	Southwestern Energy Co. *	80,856
1,750	W&T Offshore, Inc.	59,693
		340,078

Fabricated Plate Work (Boiler Shops) - 2.09%
2,000	Chart Industries, Inc. *	67,680

Farm Machinery & Equipment - 1.90%
600	Lindsay Corp.	61,482

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.05%
2,400	Jakks Pacific, Inc. *	66,168

General Building Contractors-Residential Buildings - 1.98%
1,100	Homex Development Corp. *	63,855

Industrial Instruments For Measurement, Display & Control - 1.88%
1,300	Hurco Companies, Inc. *	60,814

Industrial Organic Chemicals - 2.10%
900	Newmarket Corp.	67,905

Metal Mining - 2.59%
700	Cleveland Cliffs, Inc. *	83,874

Metalworking Machinery & Equipment - 2.27%
700	SPX Corp.	73,430

Oil Royalty Traders - 2.40%
3,500	Permian Basin Royalty Trust	77,525

Paperboard Containers & Boxes - 2.00%
950	Greif, Inc.	64,534

Primary Production of Aluminum - 4.10%
2,000	Century Aluminum Co. *	132,480

Pumps & Pumping Equipment - 4.52%
1,400	Flowserve Corp.	146,132

Radio Telephone Communications - 2.01%
2,500	Chunghwa Telecom Co. Ltd.	65,050

Railroad Equipment - 2.10%
1,800	Wabtec Corp.	67,788

Railroads, Line-Haul Operating - 2.08%
1,200	CSX Corp.	67,284

Retail-Apparel & Accessory Stores - 1.93%
2,300	Aeropostale, Inc. *	62,353

Retail-Building Materials, Hardware, Garden Supply - 1.99%
1,400	Fastenal Co.	64,302

Retail-Drug Stores and Proprietary Stores - 2.79%
1,400	Express Scripts, Inc. *	90,048

Retail-Variety Stores - 1.93%
2,800	Big Lots, Inc. *	62,440

Semiconductors & Related Devices - 6.56%
550	First Solar, Inc. *	127,127
1,200	Memc Electronics Materials, Inc. *	85,080
		212,207
Services-Business Services, NEC - 2.06%
550	Priceline Com, Inc. *	66,473

Services - Prepackaged Software - 1.76%
2,450	Omniture, Inc. *	56,864

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.19%
2,500	Church & Dwight Co., Inc.	135,600

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.69%
1,600	AK Steel Holding Corp.	87,072

Water Transportation - 2.64%
1,500	Kirby Corp. *	85,500

Women's, Misses', Children's & Infants Undergarments - 2.07%
1,700	Warnaco Group, Inc. *	67,048

TOTAL FOR COMMON STOCKS (Cost $2,644,684) - 88.39%		$ 2,857,727

TOTAL INVESTMENTS (Cost $2,644,684) - 88.39%		$ 2,857,727

OTHER ASSETS LESS LIABILITIES - 11.61%		375,404

NET ASSETS - 100.00%		$ 3,233,131

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS

At March 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,644,684 amounted to $213,043, which consisted of aggregate gross unrealized appreciation of  $252,846 and aggregate gross unrealized depreciation of $39,803.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 19, 2008